Related Party Transactions - Additional Information (Detail) (EUR €)	12 Months Ended				6 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Any Director or Officer of ASML or any Associate Thereof [Member]	Dec. 31, 2012 Intel [Member]	Dec. 31, 2013 Intel [Member]	Jul. 09, 2012 Intel [Member]
Related Party Transaction [Line Items]
Fund for R&D project							€ 829,000,000
Investment in ordinary shares as percentage of issued share capital							15.00%
Net sales	5,245,326,000	4,731,555,000	5,651,035,000		301,700,000	494,700,000
Outstanding balance to related parties				€ 0	€ 65,000,000	€ (182,300,000)